Employee benefits (Details 13) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Actuarial assumption of discount rates [member] | Pension Benefits [Member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	$ (1,169)
Current Service cost and interest cost	13
Actuarial assumption of discount rates [member] | Pension Benefits [Member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	1,438
Current Service cost and interest cost	(7)
Actuarial assumption of discount rates [member] | Medical Benefits [Member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	(1,141)
Current Service cost and interest cost	(68)
Actuarial assumption of discount rates [member] | Medical Benefits [Member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	1,377
Current Service cost and interest cost	81
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [Member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	1,614
Current Service cost and interest cost	244
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [Member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	(1,278)
Current Service cost and interest cost	$ (191)